DERIVATIVE INSTRUMENTS (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
(LOSS) Gain on swap contracts
Realized	$ 12.6	$ (18.8)
Unrealized	0.9	(6.1)
Total gain (loss)	13.5	(24.9)
Gold [Member]
(LOSS) Gain on swap contracts
Realized	1.3	(2.0)
Unrealized	(0.8)	(0.3)
Total gain (loss)	0.5	(2.3)
Copper [Member]
(LOSS) Gain on swap contracts
Realized	11.3	(16.8)
Unrealized	1.7	(5.8)
Total gain (loss)	$ 13.0	$ (22.6)